CONSOLIDATED UNAUDITED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 2.4	₪ 2.4
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	30,172,943	8,272,908
Ordinary shares, shares outstanding	30,172,943	8,272,908